Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 16 – Subsequent Events

The Company has evaluated subsequent events through March 19, 2025, the date the financial statements were issued, and no additional matters were identified requiring recognition or disclosure in the consolidated financial statements, except for events described below.

Initial Public Offering and Reorganization

On January 15, 2025, the Company successfully consummated an initial public offering (“IPO”) and issued and sold 20,470,000 shares of Class A common stock at a price to the public of $24.00 per share. The aggregate net proceeds from the IPO were approximately $461.8 million after deducting underwriting discounts and commissions and offering expenses.

In connection with the IPO, Flowco LLC amended and restated the existing limited liability company agreement (“LLC Agreement”) to, among other things, (i) recapitalize all existing ownership interests in Flowco LLC held by the existing members into a new single class of common units (“LLC Interests”); and (ii) issue a non-economic member interest and appoint the Company as the sole managing member of Flowco LLC upon the Company's acquisition of the LLC interests.

Simultaneously with the IPO, the Company amended and restated its certificate of incorporation to, among other things, provide: (i) for Class A common stock, with each share of its Class A common stock entitling its holder to one vote per share on all matters presented to our stockholders generally; and (ii) for Class B common stock, with each share of our Class B common stock entitling its holder to one vote per share on all matters presented to our stockholders generally, any that shares of our Class B common stock may only be held by the pre-IPO members of Flowco LLC whose membership interests did not get redeemed in connection with the IPO (“Continuing Equity Owners”) and their respective permitted transferees. As a result, the Company became a holding company and the sole manager of Flowco LLC, with no material assets other than 100% of the voting membership interest in Flowco LLC.

Simultaneously with the IPO, the Company acquired the LLC Interests held by certain of the existing indirect owners of Flowco LLC in exchange for 5,251,620 shares of its Class A common stock. After giving effect to the use of proceeds from the IPO, the Company issued 64,823,042 shares of Class B common stock to the Continuing Equity Owners, which is equal to the number of LLC Interests held by such Continuing Equity Owners, for nominal consideration. Following the IPO, it was determined that certain allocations of Class A common stock, and of a corresponding number of Class B common stock and LLC Interests, in connection with certain reorganization transactions were made in error. The Company, together with Flowco LLC and the applicable members of Flowco LLC, entered into an Omnibus Agreement to correct such errors through (i) a rescission of 1,057,629 LLC Interests and corresponding number of shares of Class B common stock previously issued to a White Deer Affiliate and (ii) the issuance of 1,057,629 LLC Interests to Flowco Holdings, and the issuance of 1,057,629 shares of Class A common stock to White Deer Affiliates. Such corrections did not result in any change in the aggregate number of LLC Interests issued and outstanding, or the combined number of shares of Class A common stock and Class B common stock issued and outstanding. The foregoing outstanding shares and LLC Interests described above give effect to the corrections set forth in the Omnibus Agreement.

Tax Receivable Agreement

In connection with the IPO, the Company entered into a Tax Receivable Agreement (the “TRA”) with the Continuing Equity Owners and certain affiliated entities to Flowco LLC’s principal stockholders (“Blocker Shareholders” and collectively, the “TRA Participants”) that provides for the payment to the TRA Participants of 85% of the amount of tax benefits, if any, that the Company actually realizes (or in some circumstances, is deemed to realize) related to certain tax basis adjustments and payments made under the TRA.

2025 Equity and Incentive Plan

In January 2025, the Company's stockholders approved the 2025 Equity and Incentive Plan (the “Equity Plan”), which became effective in connection with the IPO. The Equity Plan is administered by the Compensation Committee. The Company's Board of Directors has the authority to amend and modify the Equity Plan, subject to any stockholder approval. The Company granted 665,205 RSUs under the Equity Plan to certain of the its' executives, employees and non-employee directors in conjunction with the IPO with an aggregate grant date fair value of $19.8 million. The RSU awards vest in full within three years of the grant date of the awards, subject to the employee’s continued employment or the director’s continued service. The vesting of all RSU awards will accelerate and vest in full upon a change in control (as defined in the Equity Plan).

Repayment of Revolving Credit Agreement

On January 17, 2025, the Company, using the net proceeds received from the IPO, with the respect to the remainder after redeeming certain Flowco LLC interests from certain non-affiliate holders, repaid indebtedness under its Revolving Credit Agreement in the amount of $440.0 million.

Events Subsequent to Original Issuance of Financial Statements (Unaudited)

The Company has evaluated subsequent events through February 4, 2026, and no additional matters were identified requiring recognition or disclosure in the consolidated financial statements, except for events described below.

Provision for Income Taxes

Following the IPO, the Company became a taxable entity and is subject to U.S. federal, state, and local income taxes with respect to its allocable share of taxable income of Flowco LLC, which is assessed at the prevailing corporate tax rates. Flowco LLC operates as a limited liability company and is treated as a partnership for income tax purposes.

Accordingly, Flowco LLC does not incur significant liability for federal or state income taxes since the taxable income or loss is passed through to its members. Flowco LLC incurs liabilities for certain state taxes payable directly by it, primarily related to Texas margin tax.

Second Quarter 2025 Quarterly Dividends

On May 2, 2025, the Company's Board of Directors approved a quarterly cash dividend for the Company’s shares of Class A common stock. The dividend for each share of Class A common stock was $0.08 per share payable to holders of Class A common stock of record as of the close of business on May 14, 2025, and was paid on May 28, 2025. Flowco LLC made a corresponding distribution of $0.08 per unit to its common unit holders.

Termination of Chief Operating Officer

On May 26, 2025, John Gatlin, the Executive Vice President and Chief Operating Officer of the Company, gave notice of his intent to resign as an officer of the Company effective as of the close of business on August 1, 2025. Mr. Gatlin will continue to serve in his current role until such time

Common Share Repurchase Program

On June 11, 2025, the Company's Board of Directors authorized the Company to repurchase up to $50 million of shares of the Company’s Class A common stock, par value $0.0001 per share. The repurchase program does not obligate the Company to repurchase any particular amount of shares and may be modified, suspended, or discontinued at any time. Purchases may be made in open-market transactions, privately negotiated transactions or by other means in accordance with the regulations of the Securities and Exchange Commission. The timing of purchases and the number of shares repurchased under the stock repurchase program will depend on a variety of factors including price, trading volume, market conditions and corporate and regulatory requirements.

The Company had repurchased 953,229 shares of Class A common stock under the Repurchase Program at an average price of $15.72 per share for a total cost of $15.0 million inclusive of commissions and fees. As of February 4, 2026, all repurchased shares had been canceled and retired, resulting in a permanent reduction in both the number of shares outstanding and the Company’s total stockholders’ equity.

Asset Acquisition

On July 1, 2025, the Company entered into an asset purchase agreement with Archrock, Inc., pursuant to which the Company acquired certain HPGL and VRU assets and the associated customer contracts for $71.0 million in cash. The Company completed this transaction on August 1, 2025 and accounted for this transaction as an asset acquisition, as substantially all of the fair value is concentrated in a group of similar identifiable assets. As such, the Company allocated the total cost of the asset acquisition to the net assets acquired on the basis of their estimated relative fair values on the acquisition date. Transaction costs incurred in connection with this transaction were de minimis.

The One Big Beautiful Bill Act

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was signed into law, which contains a broad range of tax reform that amend, eliminate, and extend tax rules under the expiring portions of Tax Cuts and Jobs Act. In particular, the OBBBA contains several changes to corporate taxation including modifications to capitalization of research and development expenses, limitations on deductions for interest expense and accelerated fixed asset depreciation. The OBBBA has multiple effective dates concerning its tax provisions, with certain provisions effective in 2025 and others implemented through 2027. One key change includes the immediate reinstatement of 100% bonus depreciation. The Company will benefit from the reinstatement of bonus depreciation and will continue to monitor the potential future impacts of the OBBBA, including provisions that become effective in subsequent periods, and will reflect any material changes in its accompanying consolidated financial statements.

First Amendment to the Registration Rights Agreement

On July 23, 2025, affiliates of GEC and White Deer holding Flowco securities entered into an amendment to the registration rights agreement to amend the requirement that Flowco file a Shelf Registration Statement within 180 days following the IPO. Pursuant to the amendment, the applicable GEC or White Deer holders may at any time request that Flowco file a Shelf Registration Statement. Upon receipt of the request, Flowco must use its reasonable best efforts to file a Shelf Registration Statements within 30 days; however, if the request is after the end of a quarter, the filing must be completed within five business days after the filing of the applicable Form 10-K or Form 10-Q.

Third Quarter 2025 Quarterly Dividends

On August 1, 2025, the Company's Board of Directors approved a quarterly cash dividend for the Company’s shares of Class A common stock. The dividend for each share of Class A common stock was $0.08 per share payable to holders of Class A common stock of record as of the close of business on August 15, 2025, and was paid on August 29, 2025. Flowco LLC made a corresponding distribution of $0.08 per unit to its common unit holders.

NYSE Texas, Inc. Listing

On August 14, 2025, the Company filed a registration statement on Form 8-A with the Securities and Exchange Commission in connection with the dual listing of its Class A common stock, $0.0001 par value per share on NYSE Texas, Inc. (the “NYSE Texas”). The Company will maintain its primary listing on the New York Stock Exchange (the “NYSE”) and will continue to trade under the same ticker symbol, “FLOC” on the NYSE and NYSE Texas.

Fourth Quarter 2025 Quarterly Dividends

On October 31, 2025, the Company's Board of Directors approved a quarterly cash dividend for the Company’s shares of Class A common stock. The dividend for each share of Class A common stock will be $0.08 per share payable to holders of Class A common stock of record as of the close of business on November 14, 2025, and will be paid on November 26, 2025. Flowco LLC will also make a corresponding distribution of $0.08 per unit to its common unit holders.

First Quarter 2026 Quarterly Dividends

On January 30, 2026, the Company's Board of Directors approved a quarterly cash dividend for the Company’s shares of Class A common stock. The dividend for each share of Class A common stock was $0.08 per share payable to holders of Class A common stock of record as of the close of business on February 13, 2026, and was paid on February 25, 2026. Flowco LLC made a corresponding distribution of $0.08 per unit to its common unit holders.

Valiant Business Combination

On February 2, 2026, the Company announced that it has entered into a definitive agreement to acquire Valiant Artificial Lift Solutions for a total consideration of $200 million, structured as $170 million in cash and approximately 1.5 million shares of the Company’s Class A common stock. The pending transaction, which is expected to close in late February 2026, is subject to customary closing conditions and receipt of required regulatory approvals.